Other financial liabilities at fair value through income statement (Tables)	12 Months Ended
Sep. 30, 2018
Other financial liabilities at fair value through income statement
Schedule of other financial liabilities at fair value through income statement

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Security repurchase agreements2	3,517	3,543	3,517	3,525
Securities sold short	780	513	780	513

Total other financial liabilities at fair value through income statement	4,297	4,056	4,297	4,038

2The carrying value of securities pledged under repurchase agreements for the Group is $3,608 million (2017: $3,554 million) and for the Parent Entity is $3,608 million (2017: $3,536 million).